Supplemental Cash Flow Information - Assets, Liabilities and Other Items of Camera Application Business Transferred in Connection with Deconsolidation (Detail) - JPY (¥) ¥ in Millions	May 01, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Information About Unconsolidated Subsidiaries [Line Items]
Current assets		¥ 325,514	¥ 190,649
Cash and cash equivalents		256,978	123,606	¥ 134,698	¥ 33,652
Non-current assets		161,073	112,790
Current liabilities		(123,226)	(101,417)
Non-current liabilities		¥ (154,847)	¥ (12,045)
Camera Application Business (was operated by a wholly owned subsidiary, LINE Plus Corporation) [Member]
Disclosure of Information About Unconsolidated Subsidiaries [Line Items]
Current assets	¥ 603
Cash and cash equivalents	581
Other current assets	22
Non-current assets	71
Current liabilities	(133)
Non-current liabilities	(334)
Total	207
Consideration received	10,651
Gain on transfer	¥ 10,444